Notes Payable (Details) - Schedule of Financing Arrangements for a Portion of Its Insurance Premiums - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Principal Repayments, Insurance Note	$ 288		$ 227
Outstanding Balance, Insurance Note	632	$ 175
New 2023 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note				$ 632
Interest Rate, Insurance Note				8.60%
Principal Repayments, Insurance Note
Outstanding Balance, Insurance Note	632
2023 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note				$ 151
Interest Rate, Insurance Note				9.70%
Principal Repayments, Insurance Note	113
Outstanding Balance, Insurance Note
2022 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note				$ 376
Interest Rate, Insurance Note				6.70%
Principal Repayments, Insurance Note	175		67
Outstanding Balance, Insurance Note		175
2021 Insurance Note [Member]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums [Line Items]
Amount Financed, Insurance Note				$ 474
Interest Rate, Insurance Note				5.70%
Principal Repayments, Insurance Note			$ 160
Outstanding Balance, Insurance Note